UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows (used in) from operating activities
Net loss	$ (6,959)	$ (5,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	580	474
Share-based compensation	1,094	378
Unrealized foreign exchange loss	3,194	1,694
Income tax expense	129	43
Finance income, net	(19)	(2)
Changes in non-cash working capital items:
Trade and other receivables	(4,087)	1,260
Prepaids and deposits	(968)	(4,177)
Contract costs	(3,015)	(349)
Trade and other payables	1,220	1,371
Employee benefit obligations	110	172
Deferred revenue	6,749	2,597
Cash used in operating activities	(1,972)	(2,183)
Cash flows used in investing activities
Purchase of property and equipment	(303)	(171)
Acquisition of business, net of cash acquired	(1,071)	0
Cash used in investing activities	(1,374)	(171)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	21	25
Repayment of lease obligations	(345)	(308)
Interest received	103	90
Proceeds from exercise of stock options	20	103
Proceeds from share issuance under ESPP	304	0
Repayment of borrowings	0	(7)
Cash from (used in) financing activities	103	(97)
Net change in cash and cash equivalents during the period	(3,243)	(2,451)
Effect of foreign exchange on cash and cash equivalents	(98)	177
Cash and cash equivalents, beginning of the period	215,323	219,658
Cash and cash equivalents, end of the period	$ 211,982	$ 217,384